Trade and other receivables, net	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Trade and other receivables, net
Trade and other receivables, net

	As of December 31,
(In $ million)	2019	2018
Trade receivables	943	1,046
Provision for impairment	(5)	(6)
Total trade receivables, net of provision for impairment	938	1,040
Related party receivables (refer to note 21)	8	13
Other receivables	47	68
Total current trade and other receivables, net	993	1,121
Related party receivables (refer to note 21)	339	328
Income tax receivable	60	—
Other receivables	16	20
Total non-current receivables	415	348

11.1    Aging of trade receivables, net of provision for impairment

	As of December 31,
(In $ million)	2019	2018
Current	866	962
Past due 1 to 30 days	51	59
Past due 31 to 60 days	10	9
Past due 61 to 90 days	3	4
Past due more than 90 days	8	6
Balance at the end of the year	938	1,040